DESCRIPTION OF THE PLAN (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) loan
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	65.00%
Automatic deferral rate	4.00%
Maximum number of loans | loan	1
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Participant loan, maximum borrowing term	5 years
Involuntary cash-out limit	$ 1,000
Participant direct rollover period	60 days
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%
Non-Hourly Employees
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	4.00%
Basic retirement contribution, percentage of eligible compensation	4.00%
Hourly Employees
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	5.00%
Requisite service period	1 year